Note 16 - Interest Rate Risk Position - Analysis of Sensitivity to Market Interest Rates (Details) - Interest rate risk [member] - CAD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Jan. 31, 2023	Oct. 31, 2022
Increase 100 bps [member]
Statement Line Items [Line Items]
Impact on projected net interest income during a 12 month period	$ 4,156	$ 4,304
Duration difference between assets and liabilities (months) (Month)	2 months 18 days	1 month 12 days
Decrease 100 bps [member]
Statement Line Items [Line Items]
Impact on projected net interest income during a 12 month period	$ (4,168)	$ (4,261)